ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
4.	ACQUISITIONS

Business combinations

The Group completed the following acquisitions in 2012, which have been accounted for as business combinations:

21V Xi’an

On July 2, 2012, the Company through its wholly-owned subsidiary, 21Vianet HK, purchased 21V Xi’an from 21 Vianet Infrastructure Limited, a subsidiary of aBitCool (a related party), for an aggregate cash consideration of RMB15,977, which is net of the pre-existing receivables and payables which were settled between the Company and 21V Xi’an upon acquisition. 21V Xi’an had previously sold cabinets and leased data center space to the Company. The acquisition of 21V Xi’an has been entered into with the intention to expand the Company’s self-built data center and increase the number of cabinets, so that the Company can effectively manage market demand and improve profit margins.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

Net assets acquired	RMB

Current assets	7,284
Property and equipment, net	24,820
Other payables	(2,761)
Amount due to related parties	(390)
Deferred tax liability	(2,437)

Total net assets acquired	26,516
Purchase consideration	15,977

Bargain purchase gain recognized	(10,539)

The bargain purchase gain represents the excess of the fair value of the identifiable net assets acquired above the consideration transferred. Specifically, the bargain purchase gain relates to the excess of the fair value of the property and equipment over the carrying amount of these assets, which was used to determine the original purchase consideration. The resulting bargain purchase gain has been recorded in other income in the Company’s consolidated statement of operations for the year ended December 31, 2012.

The revenue and net loss of 21V Xi’an since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2012 were nil and RMB2,942, respectively.

Fastweb

As part of the Company’s business expansion strategy into content delivery network (“CDN”) services, the Company acquired 100% equity interests in Fastweb for a total purchase consideration of RMB116,040 on September 9, 2012, as follows:

RMB
Cash consideration (i)	33,395
Contingent ordinary shares issuance * (ii)	82,645

Total fair value of purchase price consideration	116,040

*	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.

Details of the purchase consideration are as follows:

(i)	RMB7,502 and RMB 9,373 of the above cash consideration was paid in September and October 2012, respectively. The remaining balance of RMB16,875 of cash consideration has been paid in 2013.

(ii)	The contingent share consideration is determined based on the achievement by Fastweb of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2012 and 2013 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company’s assessment of whether Fastweb will meet the contractually stipulated targets. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingency with respect to the financial targets for the fiscal year 2012 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2012, with its fair value of RMB41,197 reclassified to additional paid in capital. The remaining contingent consideration related to fiscal 2013 has been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the date of acquisition:

RMB
Current assets	25,042
Property and equipment, net	11,333
Contract backlog (Note 9)	1,850
Customer relationships (Note 9)	13,500
Supplier relationships (Note 9)	1,955
Platform software (Note 9)	8,900
Deferred tax assets	1,450

Total assets acquired	64,030

Accounts payable	7,237
Current liabilities	13,454
Deferred tax liabilities, non-current	6,551

Total liabilities assumed	27,242

Net assets acquired	36,788
Purchase consideration	116,040

Goodwill	79,252

The revenue and net profit of Fastweb since the acquisition date included in the consolidated statement of operations for the year ended December 31, 2012 were RMB34,356 and RMB6,556, respectively.

The goodwill, which is not tax deductible, is primarily attributable to synergies expected to be achieved from the acquisition.

The estimated useful lives of the intangible assets acquired from Fastweb, including contract backlog, customer relationships, supplier relationships and platform software are 1 year, 7 years, 1 year, and 5 years, respectively.

Unaudited pro forma consolidated financial information

The following unaudited pro forma consolidated financial information for the years ended December 31, 2011 and 2012 are presented as if the acquisitions of 21V Xi’an and Fastweb had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated. The pro forma adjustments are based on available information and certain assumptions the management believes are reasonable.

	For the year ended December 31
	2011	2012	2012
	RMB	RMB	US$
Net revenue	1,076,518	1,574,918	252,792
Net profit	42,498	49,957	8,019
Earnings per share basic (RMB)	0.06	0.14	0.02

These amounts have been computed after applying the effects of the Company’s accounting policies.

Purchase agreement

In addition to the business combinations completed per above, the Company also signed the following purchase agreement during 2012:

iJoy Holding Limited

As part of the Company’s expansion strategy into CDN services, on September 20, 2012, the Company signed a purchase agreement to acquire a 100% equity interest in iJoy Holding Limited and its subsidiaries (collectively known as “iJoy”), with a maximum purchase consideration of US$22,000. The majority of the purchase consideration is subject to further adjustments based on certain contingent conditions. As of December 31, 2012, the closing conditions of the acquisition of iJoy have not been met and therefore the transfer of the equity interest has not occurred. As such, the Company has not accounted for this business combination in 2012.

In November and December 2012, the Company made two interest-free loans to the existing shareholder of iJoy for US$50 and US$2,000, respectively, both of which expire at the end of November 2013. The aggregate amount of these loans has been classified as in other current assets on the balance sheet as of December 31, 2012. If the acquisition closes before the loans expire, the Company may offset a portion of the purchase consideration in the amount of the loans which have been granted.

Business combinations in 2010 and 2011

The Company completed the following acquisitions in 2010 and 2011, which were accounted for as business combinations:

Managed Network Entities

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired a 51% equity interest in CYSD and ZBXT (collectively, the “Managed Network Entities”) from a related party for a total purchase consideration of RMB172,439 on September 30, 2010, as follows:

RMB
Cash consideration (i)	50,000
Contingent consideration in cash * (iii)	38,536
Contingent ordinary shares issuance * (iii) and (iv)	75,494
Option to acquire the Company’s ordinary shares * (ii)	15,174
Less: Call option to purchase the remaining 49% equity interest in the Managed Network Entities (ii)	(6,765)

Total fair value of purchase price consideration	172,439

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares, the option to acquire the Company’s ordinary shares and the call option with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB50,000 was paid in September 2010.

(ii)	The Company issued an option to the Seller to acquire RMB25,000 of its ordinary shares at a fixed exercise price of US$8.61 per share, exercisable at any time through June 2012. As the option is indexed to the RMB:USD currency index in addition to its own shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment to fair value recorded to the results of operations with a corresponding credit in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iii)	The contingent consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2011, 2012 and 2013, as well as the successful negotiation of a country-wide fiber optic lease agreement with a specific third party that is critical to the expansion of their business. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position (Note 23).

(iv)	In accordance with the sales and purchase agreement, if the option to acquire the Company’s ordinary shares per (ii) above is exercised, any contingent consideration payable in shares, if and when the stipulated targets are achieved, would be reduced by the number of shares issued through the exercise of that option. As such, the valuation of the contingent consideration payable in shares represents the fair value of the contingent share consideration payable that is in excess of the shares issuable as discussed in (ii) above. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets discussed in (iii) above, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. As the contingencies with respect to the financial targets for fiscal years 2011 and 2012 were resolved, the corresponding portions of the contingent consideration in shares were remeasured on December 31, 2011 and 2012, respectively, with their fair values reclassified to additional paid in capital.

The agreement also provided a call option that allows the Company to purchase the remaining 49% equity interest in the Managed Network Entities by December 2011 for cash consideration determined using the proportionate amount of the finalized cash consideration for the initial 51% acquisition. As the remaining 49% equity interests is held by only one non-controlling shareholder where the underlying shares of the Managed Network Entities are not publicly traded, the call option is an embedded feature in the Managed Network Entities’ shares, which does not qualify for bifurcation accounting. The fair value of the call option was RMB6,765 was recognized as part of non-controlling interests.

On October 31, 2011 and December 15, 2011, the Company and the Seller entered into a series of supplementary agreements that modified the original sales and purchase agreement as follows:

i)

Removed the restriction to one specified fiber optics third party vendor thus allowing the successful execution of a similar country-wide fiber optic lease agreement with another third party vendor, and exchanged the portion of the original cash contingent consideration to be paid at the successful execution of the country-wide fiber optic lease agreement with share contingent consideration (see below);

ii)	Removed the option to acquire the Company’s ordinary shares; and

iii)	Adjusted certain financial targets determining contingent consideration in both cash and shares.

The terms of supplementary agreements were negotiated and finalized subsequent to the acquisition date, on which the Company had obtained all necessary information, in response to unforeseen events and circumstances which arose subsequent to the acquisition. Accordingly, the Company concluded that the accounting for the supplementary agreement should be separate from that of the business combination. Part of the contingent share consideration that is to be made to the Seller as part of the acquisition of the remaining 49% of the equity interest of Managed Network Entities is extinguished by the original cash contingent consideration to be paid at the successful execution of the country-wide fiber optic lease agreement, as the two fiber optic cables were highly comparable in terms of quality and capacity. Remeasurement of contingent share consideration for the option to acquire the Company’s ordinary shares is no longer required pursuant to the removal of the option.

On December 15, 2011, the Company exercised the option to acquire the remaining 49% equity interest of the Managed Network Entities, as follows:

RMB
Contingent cash consideration	69,917
Contingent ordinary share issuance	99,251

Total fair value of purchase price consideration	169,168

The consideration in both cash and shares are annually determined based on the achievement by the Managed Network Entities of certain financial targets for the fiscal year 2011, as well as the completion of construction of the country-wide fiber optic. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The above contingent consideration amounts were derived from the Company’s assessment of whether the Managed Network Entities will meet the certain contractually stipulated targets. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position. As the contingency with respect to the revenue and net profit targets for fiscal year 2011 was resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value reclassified to additional paid in capital.

An amount of RMB67,375 of cash consideration was paid in December 2011, with the remaining cash consideration of RMB2,542 paid in May 2012.

Since the Company had already obtained control of Managed Network Entities on September 30, 2010, the acquisition of the remaining 49% equity interests was accounted for as an equity transaction, where the difference between the fair value of the purchase consideration and the carrying amount of non-controlling interest of RMB42,288 was recorded as additional paid-in capital.

Gehua

As a part of the Company’s business expansion strategy into the provision of managed network services that are complementary to its core IDC business, the Company through 21Vianet Beijing, acquired 100% equity interest in Gehua from a related party for a total purchase consideration of RMB 77,469 on October 19, 2011, as follows:

RMB
Cash consideration (i)	14,820
Contingent consideration in cash * (ii)	15,949
Contingent ordinary shares issuance * (iii)	46,700

Total fair value of purchase price consideration	77,469

*	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.

Details on the purchase consideration are discussed as follows:

(i)	The cash consideration of RMB14,820 was paid in October 2011.

(ii)	The contingent cash consideration is determined based on the achievement by Gehua of certain financial targets for the period from September 1, 2011 to August 31, 2012. The above contingent consideration amounts were derived from the Company’s assessment of whether Gehua will meet the certain contractually stipulated targets. Such amounts were fully paid by February 2013, as the contingency was resolved in 2012.

(iii)	The contingent consideration in shares is determined based on the achievement by Gehua of certain financial targets in accordance with the sales and purchase agreement for the periods from September 1, 2011 to December 31, 2011, from September 1, 2011 to August 31, 2013 and the operating effectiveness of the fiber optic lease arrangement acquired as part of this acquisition for the period up to August 15, 2014. As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. Such contingent consideration amounts still outstanding have been recorded in the “Amount due to related parties” balance within the Company’s statement of financial position. As the contingency with respect to the financial targets for the period from September 1, 2011 to December 31, 2011 has been resolved, the corresponding portion of the contingent consideration in shares was remeasured on December 31, 2011, with its fair value reclassified to additional paid in capital.

Asset acquisitions

On October 1, 2011, the Company through its consolidated VIE, 21Vianet Technology and 21Vianet Beijing, acquired 99.95% and 0.05% equity interests of Shanghai Cloud from Foshan 21Vianet Intelligence Technology Co., Ltd. (“21V FS”) and 21Vianet Beijing Intelligence Energy System Technology Co., Ltd. (“21V BJ”), respectively, for cash consideration of RMB18,200. 21V FS and 21V BJ are both consolidated VIEs of aBitCool. On October 27, 2011, the Company through its consolidated VIE, 21Vianet Beijing, acquired 100% equity interest in Shenzhen Cloud from 21V FS for cash consideration of RMB7,900.

As Shanghai Cloud and Shenzhen Cloud did not possess all the elements that are necessary to conduct normal operations as a business and had not yet commenced operations, such acquisitions were accounted for as acquisitions of assets.